Consolidated statement of financial position - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,311,744	$ 7,945,885
Trade and other receivables, net	8,194,243	6,098,918
Inventories, net	5,100,407	4,601,396
Other financial assets	5,321,098	2,967,878
Current tax assets	1,031,307	625,374
Other assets	1,020,428	880,425
Current assets subtotal	26,979,227	23,119,876
Assets held for sale	51,385	104,140
Total current assets	27,030,612	23,224,016
Non–current assets
Investment in associates and joint ventures	1,844,336	1,330,460
Trade and other receivables, net	755,574	777,132
Property, plant and equipment	62,799,983	61,404,374
Natural and environmental resources	23,075,450	21,308,265
Intangible assets	410,747	380,226
Deferred tax assets	3,879,427	4,016,161
Other financial assets	2,826,717	3,565,847
Goodwill	1,159,922	1,159,922
Other assets	860,730	681,009
Total non–current assets	97,612,886	94,623,396
Total assets	124,643,498	117,847,412
Current liabilities
Loans and borrowings	4,019,927	5,144,504
Trade and other payables	8,945,790	6,968,207
Provisions for employee benefits	1,816,882	1,829,819
Current tax liabilities	1,751,300	2,005,688
Accrued liabilities and provisions	814,409	558,828
Other liabilities	476,314	339,565
Total current liabilities	17,824,622	16,846,611
Non–current liabilities
Loans and borrowings	34,042,718	38,403,331
Trade and other payables	30,522	29,469
Provisions for employee benefits	6,789,669	6,502,475
Deferred tax liabilities	1,337,943	1,333,280
Accrued liabilities and provisions	6,939,603	5,978,621
Other liabilities	570,641	537,926
Total non–current liabilities	49,711,096	52,785,102
Total liabilities	67,535,718	69,631,713
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,700
Reserves	5,138,895	2,177,869
Other comprehensive income	8,380,761	7,399,015
Retained earnings	9,970,492	5,210,302
Equity attributable to owners of parent	55,137,914	46,434,953
Non–controlling interest	1,969,866	1,780,746
Total equity	57,107,780	48,215,699
Total liabilities and equity	$ 124,643,498	$ 117,847,412